UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2686
RIVERSOURCE TAX-EXEMPT SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota       55474

                        (Address of principal executive offices)                   (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Intermediate Tax-Exempt Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.8%)

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Alabama (0.3%)
Alabama Special Care Facilities Financing Authority
Revenue Bonds
Series 2008A-1
06-01-12	5.000%	$250,000	$262,248
Arizona (2.3%)
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01-01-14	5.000	500,000	503,840
01-01-18	5.000	500,000	501,630
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01-01-22	5.000	1,000,000	1,101,320

Total			2,106,790

California (9.2%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	245,000	248,553
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	280,000	284,273
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2007D (FGIC) A.M.T.
08-01-17	4.350	500,000	492,279
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.000	500,000	539,530
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-16	5.000	375,000	397,980

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	1,000,000	1,026,520
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-24	5.000	1,000,000	1,007,270
Southern California Public Power Authority
Revenue Bonds
Windy Flats Project 1
Series 2010
07-01-30	5.000	875,000	878,185
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-22	5.250	1,000,000	1,067,690
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-25	5.000	1,000,000	1,019,610
State of California
Unlimited General Obligation Refunding Bonds
Series 2005
03-01-17	5.000	500,000	546,885
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.250	1,000,000	1,112,219

Total			8,620,994

Colorado (2.8%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.800	495,000	408,885
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.250	500,000	503,380
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12-15-15	5.000	365,000	343,998
12-15-17	5.000	350,000	319,151
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12-15-14	5.500	555,000	543,439
Regional Transportation District
Certificate of Participation
Series 2010A
06-01-25	5.000	500,000	500,695

Total			2,619,548

Issue	Coupon	Principal
description(d,e)	Rate	Amount		Value(a)
District of Columbia (2.0%)
District of Columbia Water & Sewer Authority
Revenue Bonds
Series 2009A
10-01-24	5.000	1,000,000		1,063,330
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.750	750,000		751,148

Total				1,814,478

Florida (1.2%)
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11-01-10	5.500	155,000	(b,h)	108,376
Village Center Community Development District
Revenue Bonds
Subordinated Series 2003B
01-01-18	6.350	1,000,000		993,880

Total				1,102,256

Georgia (4.0%)
Appling County Development Authority
Revenue Bonds
Georgia Power Co. Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.400	500,000		505,985
Gwinnett County Water & Sewerage Authority
Revenue Bonds
Series 2008
08-01-19	5.000	1,000,000		1,154,660
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12-01-17	5.000	1,750,000		2,054,903

Total				3,715,548

Illinois (0.1%)
City of Chicago
Revenue Bonds
Recovery Zone Facility — Asphalt
Series 2010
12-01-18	6.125	130,000		129,787
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11-15-12	5.500	500,000	(b,c,h)	5

Total				129,792

Indiana (1.3%)
Indiana Health & Educational Facilities Financing
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-24	5.000	1,000,000		949,610

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Purdue University
Revenue Bonds
Student Facilities System
Series 2009A
07-01-21	5.000	200,000	223,680

Total			1,173,290

Iowa (1.5%)
City of Coralville
Tax Allocation Bonds
Tax Increment
Series 2007C
06-01-17	5.000	730,000	791,451
Iowa Finance Authority
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08-01-20	5.250	500,000	579,855

Total			1,371,306

Kansas (1.1%)
City of Salina
Improvement Refunding Revenue Bonds
Salina Regional Health
Series 2006
10-01-22	5.000	500,000	508,850
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.000	500,000	517,000

Total			1,025,850

Louisiana (0.6%)
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.000	500,000	525,770

Massachusetts (8.3%)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11-01-14	5.500	2,000,000	2,284,880
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010B A.M.T.
01-01-23	5.500	480,000	480,629
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-19	5.250	1,000,000	1,178,590

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.000	500,000	537,105
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2007D (AGM)
07-01-17	5.000	500,000	557,525
Massachusetts Port Authority
Revenue Bonds
Series 2010A
07-01-25	5.000	1,500,000	1,577,055
Massachusetts State Water Pollution Abatement
Revenue Bonds
State Revolving Fund
Series 2009-14
08-01-24	5.000	1,000,000	1,098,800

Total			7,714,584

Michigan (2.4%)
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
10-01-20	5.000	1,500,000	1,532,535
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan Airport
Series 2005 (NPFGC) A.M.T.
12-01-19	4.750	750,000	720,015

Total			2,252,550

Minnesota (4.5%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-18	6.000	1,000,000	1,092,329
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.500	750,000	763,988
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-18	4.000	225,000	235,805
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11-15-22	5.000	1,025,000	1,050,942
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.250	500,000	486,345

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08-01-19	5.000	500,000	589,100

Total			4,218,509

Missouri (4.4%)
City of Kansas City
Tax Allocation Bonds
Kansas City MainCor Project
Series 2007A
03-01-12	5.000	230,000	231,684
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010C-2
11-15-15	7.000	500,000	498,940
Missouri Highway & Transportation Commission
Revenue Bonds
2nd Lien
Series 2007
05-01-17	5.000	1,000,000	1,167,790
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
IATAN 2 Project
Series 2009A
01-01-17	4.500	1,000,000	1,049,680
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-18	5.250	1,000,000	1,180,630

Total			4,128,724

Nebraska (2.9%)
Elkhorn School District
Unlimited General Obligation Bonds
Elkhorn Public Schools
Series 2009
06-15-19	5.375	500,000	529,825
Municipal Energy Agency of Nebraska
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-21	5.000	750,000	830,610
Nebraska Public Power District
Revenue Bonds
Series 2008B
01-01-20	5.000	570,000	623,409
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-23	5.000	700,000	757,456

Total			2,741,300

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
New Hampshire (0.3%)
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	250,000	235,743

New Jersey (6.3%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.625	510,000	510,051
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project
Series 2010
06-01-21	5.000	1,000,000	961,870
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
South Jersey Hospital
Series 2006
07-01-20	5.000	1,050,000	1,080,146
New Jersey Higher Education Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12-01-25	5.000	1,000,000	969,470
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2010D
12-15-23	5.250	1,000,000	1,029,360
State of New Jersey
Certification of Participation
Equipment Lease Purchase
Series 2008A
06-15-23	5.000	1,000,000	1,019,090
Tobacco Settlement Financing Corp.
Prerefunded Revenue Bonds
Series 2003
06-01-41	7.000	225,000	255,573

Total			5,825,560

New York (8.3%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.300	710,000	739,202
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.000	500,000	472,175
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.500	500,000	509,520

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (NPFGC)
03-15-15	4.100	1,160,000	1,161,148
New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01-01-17	5.000	1,000,000	1,078,810
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.000	1,500,000	1,574,280
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (NPFGC/FGIC) A.M.T.
12-01-12	5.000	785,000	834,761
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2003A-1
06-01-19	5.500	1,250,000	1,340,200

Total			7,710,096

North Carolina (6.0%)
Cape Fear Public Utility Authority
Revenue Bonds
Series 2008
08-01-20	5.000	800,000	898,528
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.000	1,250,000	1,327,962
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009B
01-01-26	5.000	1,000,000	982,459
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006-26A A.M.T.
01-01-38	5.500	150,000	156,743
North Carolina Municipal Power Agency No. 1
Prerefunded Revenue Bonds
Series 2003A Escrowed to Maturity
01-01-12	5.500	650,000	676,917
North Carolina Municipal Power Agency No. 1
Unrefunded Revenue Bonds
Series 2003A
01-01-12	5.500	350,000	363,948
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2005B
04-01-17	5.000	1,000,000	1,168,170

Total			5,574,727

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
North Dakota (0.9%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.250	750,000	796,193

Ohio (0.5%)
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.250	500,000	507,700

Oklahoma (1.5%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facility Project
Series 2009A
03-01-15	5.000	1,260,000	1,355,193

Oregon (1.2%)
Oregon State Department of Administrative Services
Revenue Bonds
Series 2009A
04-01-24	5.250	1,000,000	1,099,650

South Carolina (0.1%)
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.000	100,000	101,750

Texas (14.2%)
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01-01-19	5.750	750,000	791,040
01-01-20	5.750	1,250,000	1,296,350
City of Arlington
Revenue Bonds
Series 2009
06-01-19	4.000	955,000	1,022,556
Conroe Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009A
02-15-25	5.250	1,135,000	1,197,107
Dallas County Community College District
Limited General Obligation Bonds
Series 2009
02-15-20	5.000	750,000	870,645
Dripping Springs Independent School District
Unlimited General Obligation Bonds
School Building
Series 2008
(Permanent School Fund Guarantee)
02-15-26	5.000	1,000,000	1,054,210

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Lewisville Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009
08-15-21	5.000	1,000,000	1,113,300
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2002
10-01-21	6.000	500,000	506,640
Southwest Higher Education Authority
Revenue Bonds
Southern Methodist University Project
Series 2009
10-01-26	5.000	1,000,000	1,036,710
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009
(Permanent School Fund Guarantee)
08-15-21	5.000	750,000	841,320
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Retirement Services, Inc. Project
Series 2007
11-15-11	5.000	750,000	765,413
University of Houston
Refunding Revenue Bonds
Series 2009
02-15-21	5.000	1,000,000	1,102,650
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-22	5.000	750,000	719,565
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-25	5.000	1,000,000	1,019,900

Total			13,337,406

Virginia (3.6%)
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06-01-26	5.500	500,000	554,105
Virginia College Building Authority
Revenue Bonds
Public Higher Education Financing Program
Series 2009A
09-01-24	5.000	1,000,000	1,078,420
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-22	5.000	500,000	562,525

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10-01-19	5.000	1,000,000	1,155,780

Total			3,350,830

Washington (4.3%)
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.000	1,000,000	1,082,240
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. No. 2007-1
Series 2008 Escrowed to Maturity
08-01-11	5.000	1,000,000	1,019,580
State of Washington
Unlimited General Obligation Bonds
Series 2007A
07-01-21	5.000	700,000	770,294
State of Washington
Unlimited General Obligation Bonds
Series 2008D
01-01-20	5.000	1,000,000	1,122,840

Total			3,994,954

Wisconsin (1.7%)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-22	5.000	1,000,000	1,085,060
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. Johns Communities, Inc.
Series 2009C-2
09-15-14	5.400	500,000	492,240

Total			1,577,300

Total Municipal Bonds (Cost: $88,837,887)			$90,990,639

Municipal Notes (1.8%)

		Amount
Issue	Effective	payable at
description(d,e,f)	yield	maturity	Value(a)
Colorado (1.8%)
Colorado Educational & Cultural Facilities Authority
Revenue Bonds
Flying J Ranch LLC
V.R.D.N. Series 2006 (U.S. Bank)
03-01-36	0.220%	$1,700,000	$1,700,000

Total Municipal Notes (Cost: $1,700,000)			$1,700,000

Money Market Fund (0.4%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	363,158	(g)	$363,158

Total Money Market Fund (Cost: $363,158)			$363,158

Total Investments in Securities (Cost: $90,901,045)(i)			$93,053,797

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Issuer is in bankruptcy.

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGCP	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2011, the value of securities subject to alternative minimum tax represented 5.49% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2011.

(g)	The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Feb. 28, 2011 was $108,381 representing 0.12% of net assets. Information concerning such security holdings at Feb. 28, 2011 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 2012	08-17-07	$373,365
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 2010	10-23-03	154,112

(i)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $90,901,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,391,000
Unrealized depreciation	(1,238,000)

Net unrealized appreciation	$2,153,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair value at Feb. 28, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$90,990,639	$—	$90,990,639

Total Bonds	—	90,990,639	—	90,990,639

Other
Municipal Notes	—	1,700,000	—	1,700,000
Unaffiliated Money Market Fund(c)	363,158	—	—	363,158

Total Other	363,158	1,700,000	—	2,063,158

Total	$363,158	$92,690,639	$—	$93,053,797

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

Portfolio of Investments
Columbia AMT-Free Tax-Exempt Bond Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds (95.5%)

Issue	Coupon	Principal
Description	Rate	Amount	Value
Alabama (0.4%)
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	$1,500,000	$1,349,280
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05/01/34	5.800%	1,100,000	1,088,835

Total			2,438,115

Arizona (1.8%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	5,500,000	5,302,605
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B-RMKT
06/01/35	5.000%	2,225,000	2,140,161
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	756,819
01/01/20	5.000%	580,000	580,766
01/01/21	5.000%	1,000,000	1,000,410
University Medical Center Corp.
Revenue Bonds
Series 2009
07/01/39	6.500%	1,000,000	1,019,200

Total			10,799,961

Arkansas (0.2%)
Arkansas Development Finance Authority
Revenue Bonds
Mortgage-Backed Securities Program
Series 2003A (GNMA/FNMA)
07/01/34	4.900%	1,060,000	1,039,616

California (15.6%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,556,130
California Health Facilities Financing Authority
Prerefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	69,603
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	1,000,000	863,630
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	541,680
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	945,000	1,024,890
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06/01/14	5.500%	7,275,000	7,768,681
California State University
Revenue Bonds
Systemwide
Series 2009A
11/01/29	5.250%	3,000,000	3,019,590
Fairfield-Suisun Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2004 (NPFGC)
08/01/28	5.500%	3,000,000	3,067,560
Fremont Union High School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08/01/30	4.750%	1,075,000	997,632
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06/01/47	5.750%	1,000,000	664,720
Prerefunded Revenue Bonds
Series 2003A-1
06/01/39	6.750%	750,000	846,765
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08/01/33	5.000%	1,250,000	1,239,963
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	1,938,190
07/01/29	5.000%	1,200,000	1,180,116
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12/01/39	6.250%	1,500,000	1,562,430
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,503,840

Issue	Coupon	Principal
Description	Rate	Amount	Value
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	493,850
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	6,000,000	4,405,020
State of California
Unlimited General Obligation Bonds
Series 2003
02/01/21	5.000%	1,150,000	1,195,954
Various Purpose
Series 2005
06/01/35	4.750%	7,500,000	6,631,950
Series 2007
12/01/32	5.000%	2,000,000	1,900,620
06/01/37	5.000%	1,235,000	1,139,979
12/01/37	5.000%	3,000,000	2,767,230
Series 2009
04/01/31	5.750%	15,000,000	15,478,500
Series 2010
03/01/30	5.250%	1,000,000	1,000,710
03/01/33	6.000%	5,625,000	5,904,113
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	4,898,486
Various Purpose
Series 2008
04/01/33	5.125%	5,000,000	4,792,500
04/01/38	5.000%	3,000,000	2,762,160
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,010
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05/01/32	4.750%	3,405,000	3,172,234
University of California
Revenue Bonds
Series 2009O
05/15/39	5.250%	2,300,000	2,273,113
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09/01/17	6.000%	4,575,000	5,068,277

Total			91,732,126

Colorado (2.9%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	1,000,000	690,630
12/01/26	5.000%	500,000	314,140
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	503,380
Series 2009A
06/01/38	6.125%	2,750,000	2,759,735
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	10,325,000	9,503,336
North Range Metropolitan District No. 1
Prerefunded Limited General Obligation Bonds
Series 2001
12/15/31	7.250%	1,815,000	1,917,003
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	622,501
12/15/37	5.500%	820,000	646,513

Total			16,957,238

Connecticut (1.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008Z-3
07/01/42	5.050%	6,100,000	6,188,816

District of Columbia (0.3%)
District of Columbia Water & Sewer Authority
Refunding Revenue Bonds
Subordinated Lien
Series 2008A
10/01/29	5.000%	1,515,000	1,552,421

Florida (3.8%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/34	5.000%	5,685,000	5,037,422
Broward County School Board
Certificate of Participation
Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,014,940
Florida Municipal Loan Council
Revenue Bonds
Capital Appreciation
Zero Coupon Series 2000A (NPFGC) (a)
04/01/20	0.000%	4,360,000	2,653,583
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008

Issue	Coupon	Principal
Description	Rate	Amount	Value
Series 2009B
06/01/26	5.000%	1,380,000	1,453,333
06/01/27	5.000%	1,450,000	1,512,669
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06/01/24	5.000%	1,400,000	1,455,790
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	59,057
Series 2006G
11/15/32	5.125%	105,000	123,312
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	7,000,000	6,470,450
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01/01/14	5.000%	315,000	319,914

Total			22,100,470

Georgia (3.0%)
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	2,838,225
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11/01/39	5.000%	1,950,000	1,875,218
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/40	6.125%	6,250,000	5,790,312
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare
Series 2010A
02/15/45	5.500%	7,500,000	6,918,150

Total			17,421,905

Hawaii (0.3%)
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,327,530
Series 2010B
07/01/30	5.625%	280,000	265,600
07/01/40	5.750%	370,000	339,671

Total			1,932,801

Illinois (11.4%)
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	1,000,000	998,360
Illinois Finance Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10/01/22	5.625%	2,500,000	2,502,300
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,335,484
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,070,500
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,011,930
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,200,762
Sherman Health System
Series 2007A
08/01/37	5.500%	9,000,000	7,553,610
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	10,640,722
University of Chicago
Series 2003A
07/01/25	5.250%	6,770,000	7,162,118
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Zero Coupon Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	9,956,466
Illinois Finance Authority (b)(c)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	5.500%	500,000	5
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06/15/42	5.250%	4,000,000	3,689,080
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds
Capital Appreciation
Zero Coupon Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,277,472

Issue	Coupon	Principal
Description	Rate	Amount	Value
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	5,000,000	4,884,050
Southern Illinois University
Revenue Bonds
Capital Appreciation Housing & Auxiliary
Zero Coupon Series 1999A (NPFGC) (a)
04/01/26	0.000%	4,000,000	1,584,760
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (AGM)
05/01/26	5.250%	8,500,000	8,240,070

Total			67,107,689

Indiana (2.0%)
Indiana Finance Authority
Improvement & Refunding Revenue Bonds
U.S. Steel Corp.
Series 2010
12/01/26	6.000%	5,000,000	4,942,300
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	958,560
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,004,440
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	2,000,000	2,098,400
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	1,050,000	905,541
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	625,000	528,962
Indiana Transportation Finance Authority
Prerefunded Revenue Bonds
Series 1990A
06/01/15	7.250%	735,000	746,731
Vigo County Hospital Authority
Revenue Bonds
Union Hospital, Inc.
Series 2007 (d)
09/01/37	5.700%	1,050,000	781,116

Total			11,966,050

Iowa (0.4%)
City of Coralville
Tax Allocation/Increment Bonds
Series 2007C
06/01/39	5.125%	2,425,000	2,233,304

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon Series 2010 (a)
06/01/21	0.000%	5,250,000	2,836,942

Kentucky (3.3%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07/15/31	6.000%	3,200,000	3,108,608
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,594,753
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/24	5.375%	1,000,000	1,044,620
08/15/27	5.625%	1,000,000	1,035,370
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,320,417
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	825,520
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	2,799,668
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02/01/27	5.750%	6,000,000	5,823,300

Total			19,552,256

Louisiana (4.5%)
City of New Orleans
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon Series 1991 (AMBAC) (a)
09/01/12	0.000%	6,250,000	5,915,500

Issue	Coupon	Principal
Description	Rate	Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/35	6.500%	1,750,000	1,779,680
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06/01/16	5.000%	1,500,000	1,577,310
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/40	6.500%	4,600,000	4,575,758
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	6,735,000	6,532,478
05/15/39	5.875%	6,540,000	6,077,426

Total			26,458,152

Maryland (0.2%)
Maryland Economic Development Corp.
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	400,000	381,160
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	875,000	824,163

Total			1,205,323

Massachusetts (2.2%)
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	2,000,000	2,210,460
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,593,135
01/01/28	5.500%	1,500,000	1,584,600
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07/01/31	5.000%	2,000,000	2,104,840
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	675,000	706,347
Massachusetts Health & Educational Facilities Authority
Prerefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	410,000	435,847
Revenue Bonds
Milford Regional Medical
Series 2007E
07/15/37	5.000%	2,200,000	1,717,276
Unrefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	1,790,000	1,799,988
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08/01/34	5.000%	570,000	575,871

Total			12,728,364

Michigan (0.8%)
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/21	5.000%	1,350,000	1,365,363
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06/01/19	5.000%	1,500,000	1,530,360
Troy School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,635,728

Total			4,531,451

Minnesota (5.1%)
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	2,000,000	1,906,220
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,101,130
11/15/32	6.750%	1,000,000	1,074,360
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/47	6.500%	5,000,000	4,497,150

Issue	Coupon	Principal
Description	Rate	Amount	Value
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,206,462
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	5,700,000	5,806,305
07/01/30	5.750%	800,000	785,288
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	2,544,760	2,655,864
Minnesota Higher Education Facilities Authority
Revenue Bonds
Hamline University
7th Series 2011K2 (e)
10/01/40	6.000%	2,250,000	2,216,160
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	968,910
03/01/40	6.500%	700,000	688,338
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,169,406
05/15/36	5.250%	750,000	644,355
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	4,334,900

Total			30,054,848

Mississippi (0.6%)
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/24	4.700%	1,250,000	1,205,388
Mississippi Home Corp.
Revenue Bonds
Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	1,890,000	2,022,810

Total			3,228,198

Missouri (5.1%)
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/38	6.650%	5,000,000	4,645,300
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	1,000,000	952,150
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07/01/34	6.625%	5,000,000	5,084,200
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08/01/38	5.375%	1,700,000	1,588,089
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/39	8.250%	3,000,000	3,026,280
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,049,080
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11/15/29	5.250%	2,525,000	2,454,451
Washington University
Series 2008A
03/15/39	5.375%	10,000,000	10,358,200

Total			30,157,750

Nebraska (1.2%)
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,318,175
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	832,475
Elkhorn School District
Unlimited General Obligation Bonds
Elkhorn Public Schools
Series 2009
06/15/28	6.000%	500,000	519,145

Issue	Coupon	Principal
Description	Rate	Amount	Value
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07/01/33	6.000%	3,500,000	3,499,650

Total			7,169,445

Nevada (2.6%)
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07/01/34	5.250%	6,500,000	6,556,290
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	4,250,000	3,936,392
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,028,440
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07/01/32	4.750%	3,775,000	3,506,711

Total			15,027,833

New Hampshire (0.8%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10/01/39	6.125%	2,750,000	2,675,722
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08/01/38	6.000%	2,000,000	2,081,640

Total			4,757,362

New Jersey (1.0%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06/15/18	5.625%	2,525,000	2,525,253
MSU Student Housing Project — Provident
Series 2010
06/01/31	5.750%	1,000,000	936,350
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2002
06/01/37	6.000%	2,175,000	2,323,226

Total			5,784,829

New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	2,165,000	2,280,438

New York (5.3%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07/15/30	6.000%	1,500,000	1,453,170
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,555,755
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11/15/22	5.000%	2,500,000	2,582,300
Series 2009B
11/15/34	5.000%	500,000	489,090
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	944,350
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07/01/29	5.000%	1,250,000	1,312,200
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,224,185
Education
Series 2006C
12/15/31	5.000%	4,250,000	4,315,917
New York State Environmental Facilities Corp.
Revenue Bonds
New York City Municipal Water Financing Project 2nd Resolution
Series 2004
06/15/26	5.000%	4,000,000	4,127,400

Issue	Coupon	Principal
Description	Rate	Amount	Value
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/29	4.750%	1,500,000	1,473,345
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	5,000,000	4,839,800
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11/15/38	5.000%	1,000,000	980,810
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	650,000	635,323

Total			30,933,645

North Carolina (0.7%)
City of Charlotte
Certificate of Participation
Governmental Facilities Projects
Series 2003G
06/01/28	5.000%	1,750,000	1,767,343
Revenue Bonds
Water & Sewer
Series 2008
07/01/26	5.000%	2,165,000	2,300,031

Total			4,067,374

North Dakota (0.5%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07/01/15	5.250%	625,000	663,494
07/01/25	5.125%	2,250,000	2,124,225

Total			2,787,719

Ohio (2.6%)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/47	5.875%	5,125,000	3,398,797
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	1,500,000	1,534,455
County of Lucas
Improvement & Refunding Revenue Bonds
Lutheran Homes
Series 2010A
11/01/35	6.625%	5,000,000	4,831,700
Ohio Higher Educational Facility Commission
Revenue Bonds
Kenyon College Project
Series 2010
07/01/44	5.000%	3,250,000	2,907,483
University Hospital Health Systems
Series 2009A
01/15/39	6.750%	2,300,000	2,361,134

Total			15,033,569

Oregon (0.9%)
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/31	5.200%	955,000	926,990
Oregon Health & Science University
Revenue Bonds
Series 2009A
07/01/39	5.750%	1,500,000	1,528,710
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2003A
07/01/24	4.800%	2,580,000	2,584,824

Total			5,040,524

Pennsylvania (1.5%)
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Capital Appreciation-Magee Women’s
Zero Coupon Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	5,115,000	4,088,317
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
ACTS Retirement Communities
Series 2006B
11/15/22	5.000%	2,500,000	2,385,200
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/28	5.375%	1,000,000	942,180
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	701,430

Issue	Coupon	Principal
Description	Rate	Amount	Value
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04/01/34	6.500%	700,000	722,127

Total			8,839,254

Puerto Rico (—%)
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I (f)
07/01/33	5.250%	20,000	22,547

Rhode Island (0.8%)
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	2,000,000	1,950,520
04/01/33	4.850%	2,985,000	2,789,124

Total			4,739,644

South Carolina (0.8%)
Charleston Educational Excellence Finance Corp.
Revenue Bonds
Charleston County School District
Series 2005
12/01/30	5.250%	2,500,000	2,520,700
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,000,000	1,163,100
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04/01/38	4.750%	1,000,000	887,240
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05/15/22	6.000%	395,000	401,912

Total			4,972,952

Texas (2.0%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/45	6.200%	1,100,000	1,050,412
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B-RMKT
04/01/45	6.125%	550,000	521,097
City of Austin
Refunding Revenue Bonds
Series 2008A
11/15/35	5.250%	2,000,000	2,011,180
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08/15/34	4.750%	1,400,000	1,388,240
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	2,200,000	2,382,490
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/40	6.700%	800,000	800,528
State of Texas
Unlimited General Obligation Bonds
Transportation Commission Mobility Fund
Series 2007
04/01/34	4.750%	500,000	496,510
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	2,849,850
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/29	5.500%	500,000	475,495

Total			11,975,802

Virginia (0.6%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01/15/28	5.125%	1,800,000	1,809,018
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	1,300,000	1,440,673

Total			3,249,691

Issue	Coupon	Principal
Description	Rate	Amount	Value
Washington (4.1%)
City of Seattle
Improvement & Refunding Revenue Bonds
Series 2001 (AGM)
03/01/26	5.125%	870,000	871,392
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	2,900,000	3,138,496
Energy Northwest (a)
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	9,968,910
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	2,933,430
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,053,851
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10/01/40	5.625%	1,050,000	973,886
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/38	5.625%	5,000,000	3,032,500

Total			23,972,465

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12/01/38	5.375%	900,000	839,250

Wisconsin (4.0%)
Badger Tobacco Asset Securitization Corp.
Asset-Backed Revenue Bonds
Series 2002
06/01/27	6.125%	650,000	679,016
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/33	5.750%	3,000,000	3,163,650
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	3,893,740
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,314,544
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,288,312
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	5,541,203
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	5,753,580

Total			23,634,045

Wyoming (0.1%)
Wyoming Municipal Power Agency
Revenue Bonds
Series 2009A
01/01/36	5.000%	700,000	661,899

Total Municipal Bonds (Cost: $557,178,163)			$560,014,083

Floating Rate Notes (1.3%)
		Amount
Issue	Effective	Payable at
Description	Yield	Maturity	Value
Colorado (0.2%)
Colorado Educational & Cultural Facilities Authority (g)(h)
Revenue Bonds
JFMC Facilities Corp.
VRDN Series 2009 (U.S. Bank)
03/01/39	0.210%	$1,000,000	$1,000,000
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.210%	300,000	300,000

Total			1,300,000

Illinois (0.2%)
City of Chicago
Unlimited General Obligation Bonds
VRDN Series 2003 (g)
01/01/34	0.180%	1,100,000	1,100,000

Kansas (0.3%)
City of Witchita
Revenue Bonds
Via Christi Hospital
VRDN Series 2009 (JPMorgan Chase & Co.) (g)(h)
11/15/39	0.200%	1,700,000	1,700,000

		Amount
Issue	Effective	Payable at
Description	Yield	Maturity	Value
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Wentworth Douglass Hospital
VRDN Series 2001 (JPMorgan Chase Bank) (g)(h)
01/01/31	0.240%	1,590,000	1,590,000

Texas (0.3%)
Gregg County Health Facilities Development Corp.
Revenue Bonds
Good Shepherd Hospital
VRDN Series 2006 (JPMorgan Chase Bank) (g)(h)
10/01/29	0.250%	2,000,000	2,000,000

Total Floating Rate Notes (Cost: $7,690,000)			$7,690,000

Municipal Bonds Held in Trust (2.6%)

Issue	Coupon	Principal
Description	Rate	Amount	Value
Massachusetts (0.7%)
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A (d)(i)
11/15/36	5.500%	$4,000,000	$4,249,920

Missouri (1.2%)
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2009A (d)(i)
11/15/39	5.000%	7,000,000	7,088,270

North Carolina (0.7%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B (d)(i)
10/01/38	5.000%	4,000,000	4,018,320

Total Municipal Bonds Held in Trust (Cost: $15,908,933)			$15,356,510

Money Market Fund (0.1%)

	Shares	Value
JPMorgan Tax-Free Money Market Fund, 0.000% (j)	587,098	$587,098

Total Money Market Fund (Cost: $587,098)		$587,098

Total Investments (Cost: $581,364,194) (k)		$583,647,691	(l)
Other Assets & Liabilities, Net		2,753,849

Total Net Assets		$586,401,540

Notes to Portfolio of Investments

(a)	Zero coupon bond.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2011 was $5, representing less than 0.01% of net assets. Information concerning such security holdings at February 28, 2011 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority
Revenue Bonds Sedgebrook, Inc. Facility
Series 2007A 5.500% 2012	08/17/07	$373,365

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2011, the value of these securities amounted to $5, which represents less than 0.01% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to $16,137,626 or 2.75% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented less than 0.01% of net assets at February 28, 2011.

(g)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2011.

(h)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(i)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The rate shown is the seven-day current annualized yield at February 28, 2011.

(k)	At February 28, 2011, the cost of securities for federal income tax purposes was approximately $570,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,534,000
Unrealized Depreciation	(16,250,000)

Net Unrealized Appreciation	$2,284,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation

AMBAC	Ambac Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

NPFGC	National Public Finance Guarantee Corporation

VRDN	Variable Rate Demand Note
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair value at February 28, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$560,014,083	$—	$560,014,083
Municipal Bonds Held in Trust	—	15,356,510	—	15,356,510

Total Bonds	—	575,370,593	—	575,370,593

Other
Floating Rate Notes	—	7,690,000	—	7,690,000
Unaffiliated Money Market Fund(c)	587,098	—	—	587,098

Total Other	587,098	7,690,000	—	8,277,098

Total	$587,098	$583,060,593	$—	$583,647,691

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Tax-Exempt Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	April 21, 2011